Loans and Allowance for Credit Losses - Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Modified in period, amount	$ 0.0	$ 0.0